Summary of Significant Accounting Policies (Details) - Schedule of Revenue by Customer Type - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenue by Customer Type [Line Items]
Revenue by customer, gross	$ 2,153,515	$ 3,403,536
Less: Revenue - discontinued operations
Revenue	2,153,515	3,403,536
Corporate advise [Member]
Schedule of Revenue by Customer Type [Line Items]
Revenue by customer, gross	$ 2,153,515	$ 3,403,536